Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	(Accumulated losses)
Beginning balance at Jun. 30, 2023	$ 501,838	$ 1,249,123	$ 101,367	$ (543)	$ (40,273)	$ 12,969	$ (820,805)
Loss for the period	(32,539)						(32,539)
Other comprehensive income/(loss)	233			(931)	1,164
Total comprehensive profit/(loss) for the period	(32,306)			(931)	1,164		(32,539)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	37,106	37,106
Transactions with owners in their capacity as owners	37,106	37,106
Tax credited / (debited) to equity	(102)		(102)
Transfer of exercised options	0	0	0
Fair value of share-based payments	2,195		2,195
Increase (decrease) in equity	2,093	0	2,093			0
Ending balance at Dec. 31, 2023	508,731	1,286,229	103,460	(1,474)	(39,109)	12,969	(853,344)
Beginning balance at Jun. 30, 2023	501,838	1,249,123	101,367	(543)	(40,273)	12,969	(820,805)
Ending balance at Jun. 30, 2024	480,355	1,310,813	106,842	(1,286)	(40,222)	12,969	(908,761)
Loss for the period	(47,934)						(47,934)
Other comprehensive income/(loss)	81			194	(113)
Total comprehensive profit/(loss) for the period	(47,853)			194	(113)		(47,934)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	2,231	2,231
Contributions of equity for unissued ordinary shares, net of transaction costs	3,550	3,550
Transactions with owners in their capacity as owners	5,781	5,781
Tax credited / (debited) to equity	212		212
Transfer of exercised options		3,613	(3,613)
Fair value of share-based payments	22,767		22,767
Increase (decrease) in equity	22,979	3,613	19,366
Ending balance at Dec. 31, 2024	$ 461,262	$ 1,320,207	$ 126,208	$ (1,092)	$ (40,335)	$ 12,969	$ (956,695)